Property, plant and equipment: (Tables)	9 Months Ended
Dec. 31, 2011
Property, plant and equipment:
Schedule of property, plant and equipment

December 31, 2011	Cost	Accumulated amortization	Net book value
Land and buildings	$668	$124	$544
Computer equipment and software	8,914	7,257	1,657
Furniture and fixtures	2,072	1,602	470
Machinery and equipment	55,025	27,322	27,703
Leasehold improvements	14,930	9,061	5,869

	$81,609	$45,366	$36,243

March 31, 2011	Cost	Accumulated amortization	Net book value
Computer equipment and software	$7,839	$7,219	$620
Furniture and fixtures	1,741	1,331	410
Machinery and equipment	29,546	19,401	10,145
Leasehold improvements	10,088	9,180	908

	$49,214	$37,131	$12,083